Debt - Schedule of Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Total debt	$ 1,733,660	$ 2,661,471	$ 2,556,577
Less: Unamortized deferred financing costs	(15,523)	(28,159)	(16,260)
Less: Current maturities	(119)	(26,853)	(25,559)
Total debt, noncurrent	$ 1,718,018	$ 2,606,459	2,514,758
Term Loan 1.0
Debt Instrument [Line Items]
Maturities		2027
Effective Interest rates		10.50%
Total debt			475,521
Term Loan 2.0
Debt Instrument [Line Items]
Maturities		2026
Effective Interest rates		10.40%
Total debt			373,780
Revolver 2.0
Debt Instrument [Line Items]
Maturities		2026
Effective Interest rates		10.40%
Total debt			16,000
Delayed Draw Term Loan 2.0
Debt Instrument [Line Items]
Maturities		2026
Effective Interest rates		10.40%
Total debt			172,179
Term Loan 3.0
Debt Instrument [Line Items]
Maturities		2029
Effective Interest rates		11.50%
Total debt			629,641
Revolver 3.0
Debt Instrument [Line Items]
Maturities		2028
Effective Interest rates		11.50%
Total debt			19,380
Delayed Draw Term Loan 3.0
Debt Instrument [Line Items]
Maturities		2029
Effective Interest rates		11.50%
Total debt			6,544
Term Loan 4.0
Debt Instrument [Line Items]
Maturities		2031
Effective Interest rates		8.10%
Total debt			812,963
Convertible Promissory Note
Debt Instrument [Line Items]
Maturities		2026
Effective Interest rates		10.00%
Total debt			49,623
Notes Payable
Debt Instrument [Line Items]
Maturities	2031	2031
Effective Interest rates	8.00%	8.00%
Total debt	$ 777	$ 836	$ 946
2025 Term Loan
Debt Instrument [Line Items]
Maturities	2032	2032
Effective Interest rates	5.90%	6.70%
Total debt	$ 1,732,883	$ 2,636,755
2025 DDTL
Debt Instrument [Line Items]
Maturities	2032	2032
Effective Interest rates	6.40%	6.40%
Total debt		$ 23,880